Goodwill and Acquired Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Goodwill	$ 38,584	$ 39,595
Effect of change in foreign currency exchange rates	(2,203)	(1,011)
Goodwill	$ 36,381	$ 38,584